May 1, 2026

Via EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust
File Nos. 333-184477; 811-22761

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust (the “Trust”) hereby certifies that the form of prospectus and statement of additional information for LifeX 2050 Longevity Income ETF, LifeX 2055 Longevity Income ETF, LifeX 2060 Longevity Income ETF, LifeX 2065 Longevity Income ETF, LifeX 2050 Inflation-Protected Longevity Income ETF, LifeX 2055 Inflation-Protected Longevity Income ETF, LifeX 2060 Inflation-Protected Longevity Income ETF and LifeX 2065 Inflation-Protected Longevity Income ETF that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 114 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 28, 2026 pursuant to Rule 485(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (212) 257-4781.

Sincerely,

/s/ Daniel W. Whitney
Daniel W. Whitney